Organization and Summary of Significant Accounting Policies (General) (Details)	0 Months Ended
	Sep. 10, 2013 Viola Group [Member] Kardan Communications Ltd [Member]	May 07, 2013 Viola Group [Member] David Rivel [Member]	Dec. 31, 2013 David Rivel [Member]	Dec. 31, 2013 Kardan Communications Ltd [Member]	Dec. 31, 2013 Del Ta Engineering Ltd [Member]
Related Party Transaction [Line Items]
Ownership interest purchased	13.00%	7.00%
Ownership interest held			5.00%	11.00%	39.00%